Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Supplement [Text Block]	difi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Emerging Markets Equity Fund

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus and summary prospectus.

Average Annual Total Returns
(For periods ended 12/31/2017 expressed as a %) (Class A)

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	5/29/2001	29.48	3.75	-1.70
After tax on distributions		29.48	3.83	-1.61
After tax on distributions and sale of fund shares		16.93	3.07	-1.11
Class T before tax	6/5/2017	34.01	4.46	-1.37
Class C before tax	5/29/2001	36.40	4.21	-1.91
Class S before tax	5/8/1996	37.71	5.24	-0.88
MSCI Emerging Market Index (reflects no deduction for fees or expenses)		37.28	4.35	1.68

	Class Inception	1 Year	5 Years	Since Inception
INST Class before tax	3/3/2008	37.78	5.24	0.07
MSCI Emerging Market Index (reflects no deduction for fees or expenses)		37.28	4.35	2.36

DWS Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	difi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Emerging Markets Equity Fund

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus and summary prospectus.

Average Annual Total Returns
(For periods ended 12/31/2017 expressed as a %) (Class A)

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	5/29/2001	29.48	3.75	-1.70
After tax on distributions		29.48	3.83	-1.61
After tax on distributions and sale of fund shares		16.93	3.07	-1.11
Class T before tax	6/5/2017	34.01	4.46	-1.37
Class C before tax	5/29/2001	36.40	4.21	-1.91
Class S before tax	5/8/1996	37.71	5.24	-0.88
MSCI Emerging Market Index (reflects no deduction for fees or expenses)		37.28	4.35	1.68

	Class Inception	1 Year	5 Years	Since Inception
INST Class before tax	3/3/2008	37.78	5.24	0.07
MSCI Emerging Market Index (reflects no deduction for fees or expenses)		37.28	4.35	2.36

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2017 expressed as a %) (Class A)
DWS Emerging Markets Equity Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.48%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	(1.70%)
Class Inception	rr_AverageAnnualReturnInceptionDate	May 29, 2001
DWS Emerging Markets Equity Fund | before tax | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.01%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	(1.37%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2017
DWS Emerging Markets Equity Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.40%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	(1.91%)
Class Inception	rr_AverageAnnualReturnInceptionDate	May 29, 2001
DWS Emerging Markets Equity Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.78%
5 Years	rr_AverageAnnualReturnYear05	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2008
DWS Emerging Markets Equity Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.71%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	(0.88%)
Class Inception	rr_AverageAnnualReturnInceptionDate	May 08, 1996
DWS Emerging Markets Equity Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.48%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	(1.61%)
DWS Emerging Markets Equity Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	(1.11%)
DWS Emerging Markets Equity Fund | MSCI Emerging Market Index (reflects no deduction for fees or expenses) | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%
5 Years	rr_AverageAnnualReturnYear05	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
DWS Emerging Markets Equity Fund | MSCI Emerging Market Index (reflects no deduction for fees or expenses) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	1.68%